Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 35,847
2025	34,111
2026	34,413
2027	31,854
2028	254,295
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	$ 390,520